Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

7. Goodwill and Other Intangible Assets

The following table summarizes the changes in the Company’s goodwill balances as of December 31, 2014 and 2015:

Amount
(in thousands)
Goodwill balance at January 1, 2014	$984,207
Goodwill adjustments related to 2013 acquisition	(2,107)
Goodwill related to 2014 acquisitions	123,452
Foreign translation impact	(529)

Goodwill balance at December 31, 2014	$1,105,023
Goodwill related to 2015 acquisitions	103,444
Foreign translation impact	(1,212)

Goodwill balance at December 31, 2015	$1,207,255

During the year ended December 31, 2014, the Company completed the purchase accounting related to a 2013 acquisition and allocated an additional $2.1 million to long-lived intangible assets, which had been included in goodwill on a preliminary basis.

In accordance with ASC 350, the Company reviews goodwill and other indefinite-lived intangible assets for indicators of impairment on an annual basis and between tests if an event occurs or circumstances change that would more likely than not reduce the fair value of goodwill below its carrying amount. The Company completed its annual impairment test of goodwill and other indefinite-lived intangible assets as of December 31, and determined that there were no indicators of impairment as of December 31, 2014 and 2015.

At December 31, 2014, other intangible assets consisted of the following:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life
	(dollars in thousands)
Developed technology	$202,654	$57,557	$145,097	7 years
Subscriber relationships	364,724	204,950	159,774	5 years
Trade-names	79,754	31,869	47,885	6 years
Intellectual property	29,520	2,976	26,544	13 years
Domain names available for sale	27,019	732	26,287	Indefinite
Leasehold interests	314	197	117	1 year
In-process research and development	4,634	—	4,634	—

Total December 31, 2014	$708,619	$298,281	$410,338

At December 31, 2015, other intangible assets consisted of the following:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life
	(dollars in thousands)
Developed technology	$205,925	$80,795	$125,130	7 years
Subscriber relationships	397,791	256,461	141,330	5 years
Trade-names	81,792	42,080	39,712	6 years
Intellectual property	34,020	6,596	27,424	13 years
Domain names available for sale	27,859	3,107	24,752	Indefinite
Leasehold interests	314	314	—	1 years
In-process research and development	1,438	—	1,438	—

Total December 31, 2015	$749,139	$389,353	$359,786

The estimated useful lives of the individual categories of other intangible assets are based on the nature of the applicable intangible asset and the expected future cash flows to be derived from the intangible asset. Amortization of intangible assets with finite lives is recognized over the period of time the assets are expected to contribute to future cash flows. The Company amortizes finite-lived intangible assets over the period in which the economic benefits are expected to be realized based upon their estimated projected cash flows.

The Company’s amortization expense is included in cost of revenue in the aggregate amounts of $105.9 million, $102.7 million and $91.1 million, for the years ended December 31, 2013, 2014 and 2015, respectively.

At December 31, 2015, the expected future amortization of the other intangible assets, excluding indefinite life and in-process research and development intangibles, was approximately as follows:

Year Ending December 31,	Amount
(in thousands)
2016	$75,000
2017	62,000
2018	51,000
2019	40,000
2020	34,000
Thereafter	72,000

Total	$334,000